Recently Issued Accounting Standards	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Recently Issued Accounting Standards [Abstract]
Recently Issued Accounting Standards

Note 2:  Recently Issued Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board ("FASB") issued an accounting standard update relating to the presentation of other comprehensive income. The accounting update eliminates the option to present components of other comprehensive income as part of the statement of stockholders' equity. Instead, companies must report comprehensive income in either a single continuous statement of comprehensive income (which would contain the current income statement presentation followed by the components of other comprehensive income and a total amount for comprehensive income), or in two separate but consecutive statements. This guidance is effective for the Company's fiscal year beginning January 1, 2012. The Company does not expect the guidance to impact its consolidated financial statements.

In May 2011, the FASB issued an accounting standard update related to fair value measurements and disclosures to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with United States GAAP and International Financial Reporting Standards. This guidance includes amendments that clarify the intent about the application of existing fair value measurement requirements, while other amendments change a principle or requirement for measuring fair value or for disclosing information about fair value measurements. Specifically, the guidance requires additional disclosures for fair value measurements that are based on significant unobservable inputs. The updated guidance is to be applied prospectively and is effective for the Company's interim and annual periods beginning January 1, 2012. The adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

Note 3- RECENTLY ISSUED ACCOUNTING STANDARDS

In April 2010, the FASB amended the authoritative guidance on the milestone method of revenue recognition.  The amendment defines a milestone and determines when it may be appropriate to apply the milestone method of revenue recognition for research or development transactions.  Consideration that is contingent on achievement of a milestone in its entirety may be recognized as revenue in the period in which the milestone is achieved only if the milestone is judged to meet certain criteria to be considered substantive. This new guidance permits prospective adoption for milestones achieved in fiscal years and interim periods within those years, beginning on or after June 15, 2010. Early adoption is permitted.  As the Company plans to implement the guidance prospectively, the effect of this guidance will be limited to future transactions. The Company does not expect adoption of this standard to have a material impact on its financial position or results of operations as it has no material research and development arrangements which are accounted for under the milestone method.